Related Parties - Summary of Guarantees Provided To Associates Or Joint Ventures (Parentheticals) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Derivative liabilities [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	₩ 6,760
Acquisition cost of the securities [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	47,067
Other provisions [member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	26,772
Impairment loss [Member] | Incheon New Power Co., Ltd [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	461
Impairment loss [Member] | Naepo Green Energy Co., Ltd [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	₩ 29,200